Going Concern and Management's Liquidity Plans (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2018
Going Concern and Management's Liquidity Plans (Textual)
Cash	$ 110	$ 2,831
Negative working capital	1,309	49,778
Cumulative net losses	$ 2,809	$ 134,882